Consolidated Statements of Cash Flows	12 Months Ended
Dec. 31, 2018
Consolidated Statements of Cash Flows [abstract]
Consolidated Statements of Cash Flows

Note 33 – Consolidated Statements of Cash Flows

Components of the net change in non-cash operating assets and liabilities are as follows:

Year ended December 31,	2018	2017
		Restated (Note 5)
Decrease (increase) in current assets
Trade and other receivables	$1,834	$(4,013)
Contract assets	921	(1,006)
Inventories	(2,497)	3,343
Prepaid expenses	(603)	(152)
Increase (decrease) in current liabilities
Trade and other payables, including provisions	(1,164)	1,616
Contract liabilities	2,260	(282)
Deferred funding	999	271
Total	$1,750	$(223)